Parent Company Only Condensed Financial Information - Condensed statements of cash flows (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Net cash used in operating activities	$ (35,094)	¥ (244,322)	¥ (651,462)	¥ (177,511)
Net cash used in investing activities	2,380	16,565	146,102	(311,581)
Net cash (used in) / provided by financing activities	7,807	54,354	995,948	922,057
Effect of exchange rate changes on cash	162	1,132	3,380	(11,873)
Net increase/(decrease) in cash, cash equivalents and restricted cash	(24,745)	(172,271)	493,968	421,092
Cash, cash equivalents and restricted cash at the beginning of the year	161,798	1,126,407	632,439	211,347
Cash, cash equivalents and restricted cash at the end of the year	$ 137,053	954,136	1,126,407	632,439	¥ 211,347
Secoo Holding Limited
Net cash used in operating activities		(44,418)	(16,081)	(15,827)
Net cash used in investing activities		(118,794)	(1,108,577)	(685,267)
Net cash (used in) / provided by financing activities			1,163,304	821,484
Effect of exchange rate changes on cash		775	7,325	(3,923)
Net increase/(decrease) in cash, cash equivalents and restricted cash			(162,437)	45,971	116,467
Cash, cash equivalents and restricted cash at the beginning of the year		162,529	116,558	91
Cash, cash equivalents and restricted cash at the end of the year		¥ 92	¥ 162,529	¥ 116,558	¥ 91